CHANGES IN OPERATING ASSETS AND LIABILITIES (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CHANGES IN OPERATING ASSETS AND LIABILITIES
Accounts receivable and other	(91)	(789)	(122)
Accounts receivable from affiliates	(176)	(53)	43
Inventory	(186)	(315)	42
Deferred amounts and other assets	(431)	(25)	(380)
Accounts payable and other	(829)	832	(319)
Accounts payable to affiliates	34	46	(48)
Interest payable	24	25	15
Other long-term liabilities	(66)	(130)	109
Changes in operating assets and liabilities	(1,721)	(409)	(660)